Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 94,588	$ 696,835
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(120)	(7,922)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,310,193	1,295,961
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(101,784)	(156,795)
Available-for-sale securities with unrealized losses, Total fair value	1,404,781	1,992,796
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(101,904)	(164,717)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	0	36,713
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	(476)
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	2,530,638	2,634,326
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	(426,439)	(568,774)
Held-to-maturity securities with unrealized losses, Total fair value	2,530,638	2,671,039
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(426,439)	(569,250)
US government and federal agencies
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	94,588	696,835
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(120)	(7,922)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,296,411	1,187,094
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(100,707)	(154,751)
Available-for-sale securities with unrealized losses, Total fair value	1,390,999	1,883,929
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(100,827)	(162,673)
Non-US governments debt securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value		0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses		0
Available-for-sale securities with unrealized losses,12 months or more, Fair value		93,468
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses		(335)
Available-for-sale securities with unrealized losses, Total fair value		93,468
Available-for-sale securities with unrealized losses, Total gross unrealized losses		(335)
Asset-backed securities - Student loans
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value		0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses		0
Available-for-sale securities with unrealized losses,12 months or more, Fair value		40
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses		0
Available-for-sale securities with unrealized losses, Total fair value		40
Available-for-sale securities with unrealized losses, Total gross unrealized losses		0
Residential mortgage-backed securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	13,782	15,359
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(1,077)	(1,709)
Available-for-sale securities with unrealized losses, Total fair value	13,782	15,359
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (1,077)	$ (1,709)